DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Details 1) (USD $) In Millions	Sep. 30, 2011	Dec. 31, 2010
Foreign Exchange Contract [Member] | Deferred Taxes And Other Current Assets [Member]
Derivative Instruments In Statement Of Financial Position Fair Value Abstract
Fair value of derivative assets not designated as a hedging instrument	$ 59	$ 17
Foreign Exchange Contract [Member] | Accounts Payable [Member]
Derivative Instruments In Statement Of Financial Position Fair Value Abstract
Fair value of derivative liabilities not designated as a hedging instrument	94	16
Interest Rate Swap [Member] | Long Term Investments And Receivables [Member]
Derivative Instruments In Statement Of Financial Position Fair Value Abstract
Fair value of derivative assets designated as a hedging instrument	4	0
Interest Rate Swap [Member] | Senior Notes And Loans [Member]
Derivative Instruments In Statement Of Financial Position Fair Value Abstract
Fair value of derivative liabilities designated as a hedging instrument	$ 72	$ 70